Restatement of previously issued Financial Statements - Schedule of Condensed Statement of Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 14,362,502	$ 16,334,400	$ 17,468,116
Cost of revenue	7,651,593	7,067,421	8,209,516
Gross profit	6,710,909	9,266,979	9,258,600
Operating expenses:
Selling expenses	421,869	614,049	390,653
General and administrative expenses	4,397,603	4,540,771	3,318,365
Research and development expenses	791,762	829,211	669,358
Total operating expenses	5,611,234	5,984,031	4,378,376
Income from operations	1,099,675	3,282,948	4,880,224
Other income (expenses)
Other income, net	336,576	197,290	289,126
Lease income – related party	19,126	25,129	26,212
Financial expenses, net	(160,735)	(35,699)	(189,966)
Total other income, net	194,967	186,720	125,372
Income before income taxes	1,294,642	3,469,668	5,005,596
Income tax expense	(537,881)	(628,534)	(709,029)
Net income	756,761	2,841,134	4,296,567
Less: net loss attributable to noncontrolling interests	(99,775)	(10,333)	(1,279)
Net income attributable to Tungray Technologies Inc	856,536	2,851,467	4,297,846
Net income	756,761	2,841,134	4,296,567
Foreign currency translation adjustment	113,999	(433,825)	172,605
Comprehensive income	870,760	2,407,309	4,469,172
Less: comprehensive loss attributable to noncontrolling interests	(100,078)	(13,265)	(1,170)
Total comprehensive income attributable to Tungray Technologies Inc	$ 970,838	$ 2,420,574	$ 4,470,342
Weighted average number of common shares outstanding - basic	15,000,000	15,000,000	15,000,000
Weighted average number of common shares outstanding - diluted	15,000,000	15,000,000	15,000,000
Earnings per common share - basic	$ 0.06	$ 0.19	$ 0.29
Earnings per common share - diluted	$ 0.06	$ 0.19	$ 0.29
Product [Member]
Revenue	$ 14,042,956	$ 16,267,211	$ 17,320,585
Cost of revenue	7,378,471	7,025,855	8,141,650
Related Party [Member]
Revenue	319,546	67,189	147,531
Cost of revenue	273,122	41,566	67,866
As Previously Reported [Member]
Revenue	14,362,502	16,334,400	17,468,116
Cost of revenue	7,626,413	7,137,660	8,399,947
Gross profit	6,736,089	9,196,740	9,068,169
Operating expenses:
Selling expenses	421,869	614,049	390,653
General and administrative expenses	4,397,603	4,540,771	3,318,365
Research and development expenses	791,762	829,211	669,358
Total operating expenses	5,611,234	5,984,031	4,378,376
Income from operations	1,124,855	3,212,709	4,689,793
Other income (expenses)
Other income, net	336,576	197,290	289,126
Lease income – related party	19,126	25,129	26,212
Financial expenses, net	(160,735)	(35,699)	(189,966)
Total other income, net	194,967	186,720	125,372
Income before income taxes	1,319,822	3,399,429	4,815,165
Income tax expense	(504,175)	(517,282)	(706,720)
Net income	815,647	2,882,147	4,108,445
Less: net loss attributable to noncontrolling interests	(99,775)	(10,333)	(1,279)
Net income attributable to Tungray Technologies Inc	915,422	2,892,480	4,109,724
Net income	815,647	2,882,147	4,108,445
Foreign currency translation adjustment	130,863	(412,491)	195,067
Comprehensive income	946,510	2,469,656	4,303,512
Less: comprehensive loss attributable to noncontrolling interests	(100,078)	(13,265)	(1,170)
Total comprehensive income attributable to Tungray Technologies Inc	$ 1,046,588	$ 2,482,921	$ 4,304,682
Weighted average number of common shares outstanding - basic	15,000,000	15,000,000	15,000,000
Weighted average number of common shares outstanding - diluted	15,000,000	15,000,000	15,000,000
Earnings per common share - basic	$ 0.06	$ 0.19	$ 0.27
Earnings per common share - diluted	$ 0.06	$ 0.19	$ 0.27
As Previously Reported [Member] | Product [Member]
Revenue	$ 14,042,956	$ 16,267,211	$ 17,320,585
Cost of revenue	7,353,291	7,096,094	8,332,081
As Previously Reported [Member] | Related Party [Member]
Revenue	319,546	67,189	147,531
Cost of revenue	273,122	41,566	67,866
Restatement adjustment [Member]
Revenue	0	0	0
Cost of revenue	25,180	(70,239)	(190,431)
Gross profit	(25,180)	70,239	190,431
Operating expenses:
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Research and development expenses	0	0	0
Total operating expenses	0	0	0
Income from operations	(25,180)	70,239	190,431
Other income (expenses)
Other income, net	0	0	0
Lease income – related party	0	0	0
Financial expenses, net	0	0	0
Total other income, net	0	0	0
Income before income taxes	(25,180)	70,239	190,431
Income tax expense	(33,706)	(111,252)	(2,309)
Net income	(58,886)	(41,013)	188,122
Less: net loss attributable to noncontrolling interests	0	0	0
Net income attributable to Tungray Technologies Inc	(58,886)	(41,013)	188,122
Net income	(58,886)	(41,013)	188,122
Foreign currency translation adjustment	(16,864)	(21,334)	(22,462)
Comprehensive income	(75,750)	(62,347)	165,660
Less: comprehensive loss attributable to noncontrolling interests	0	0	0
Total comprehensive income attributable to Tungray Technologies Inc	$ (75,750)	$ (62,347)	$ 165,660
Weighted average number of common shares outstanding - basic	0	0	0
Weighted average number of common shares outstanding - diluted	0	0	0
Earnings per common share - basic	$ 0	$ 0	$ 0.02
Earnings per common share - diluted	$ 0	$ 0	$ 0.02
Restatement adjustment [Member] | Product [Member]
Revenue	$ 0	$ 0	$ 0
Cost of revenue	25,180	(70,239)	(190,431)
Restatement adjustment [Member] | Related Party [Member]
Revenue	0	0	0
Cost of revenue	0	0	0
As restated [Member]
Revenue	14,362,502	16,334,400	17,468,116
Cost of revenue	7,651,593	7,067,421	8,209,516
Gross profit	6,710,909	9,266,979	9,258,600
Operating expenses:
Selling expenses	421,869	614,049	390,653
General and administrative expenses	4,397,603	4,540,771	3,318,365
Research and development expenses	791,762	829,211	669,358
Total operating expenses	5,611,234	5,984,031	4,378,376
Income from operations	1,099,675	3,282,948	4,880,224
Other income (expenses)
Other income, net	336,576	197,290	289,126
Lease income – related party	19,126	25,129	26,212
Financial expenses, net	(160,735)	(35,699)	(189,966)
Total other income, net	194,967	186,720	125,372
Income before income taxes	1,294,642	3,469,668	5,005,596
Income tax expense	(537,881)	(628,534)	(709,029)
Net income	756,761	2,841,134	4,296,567
Less: net loss attributable to noncontrolling interests	(99,775)	(10,333)	(1,279)
Net income attributable to Tungray Technologies Inc	856,536	2,851,467	4,297,846
Net income	756,761	2,841,134	4,296,567
Foreign currency translation adjustment	113,999	(433,825)	172,605
Comprehensive income	870,760	2,407,309	4,469,172
Less: comprehensive loss attributable to noncontrolling interests	(100,078)	(13,265)	(1,170)
Total comprehensive income attributable to Tungray Technologies Inc	$ 970,838	$ 2,420,574	$ 4,470,342
Weighted average number of common shares outstanding - basic	15,000,000	15,000,000	15,000,000
Weighted average number of common shares outstanding - diluted	15,000,000	15,000,000	15,000,000
Earnings per common share - basic	$ 0.06	$ 0.19	$ 0.29
Earnings per common share - diluted	$ 0.06	$ 0.19	$ 0.29
As restated [Member] | Product [Member]
Revenue	$ 14,042,956	$ 16,267,211	$ 17,320,585
Cost of revenue	7,378,471	7,025,855	8,141,650
As restated [Member] | Related Party [Member]
Revenue	319,546	67,189	147,531
Cost of revenue	$ 273,122	$ 41,566	$ 67,866